Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate [Abstract]
Statutory federal income tax					$ (11,433)	$ (20,206)
State income taxes, net of federal tax benefits					(2,444)	7,833
Stock compensation					1,102	637
Fair value adjustments					(980)	(5,540)
Nondeductible items					1,332	141
Debt extinguishment					(6,571)	2,171
Foreign earnings taxed at different rates						419
Forward purchase agreements						9,780
Effect of changes in tax rates					706
Prior year adjustments					2,058
Valuation allowance					16,171	3,145
Other					59	1,600
Tax Provision				$ 11		$ (20)